Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2019
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A